Quarterly Holdings Report
for
Fidelity® Dividend Growth Fund
October 31, 2022
DGF-NPRT1-1222
1.809095.119
Common Stocks - 95.2%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 1.8%
Cellnex Telecom SA (a)	884,500	28,950
Verizon Communications, Inc.	2,149,600	80,331
		109,281
Entertainment - 1.2%
Activision Blizzard, Inc.	724,000	52,707
Electronic Arts, Inc.	143,000	18,012
		70,719
Interactive Media & Services - 1.0%
Alphabet, Inc. Class A (b)	404,300	38,210
Meta Platforms, Inc. Class A (b)	210,200	19,582
		57,792
Media - 0.8%
Comcast Corp. Class A	1,595,592	50,644
TOTAL COMMUNICATION SERVICES		288,436
CONSUMER DISCRETIONARY - 6.4%
Diversified Consumer Services - 0.2%
H&R Block, Inc.	328,000	13,497
Hotels, Restaurants & Leisure - 2.3%
Churchill Downs, Inc.	101,200	21,040
Domino's Pizza, Inc.	162,800	54,089
Expedia, Inc. (b)	123,600	11,553
Hilton Worldwide Holdings, Inc.	48,200	6,520
Krispy Kreme, Inc. (c)	585,200	8,398
Restaurant Brands International, Inc. (c)	575,400	34,167
Starbucks Corp.	800	69
		135,836
Household Durables - 2.0%
D.R. Horton, Inc.	726,400	55,846
Lennar Corp. Class A	814,700	65,746
		121,592
Multiline Retail - 1.2%
Dollar General Corp.	248,800	63,456
Kohl's Corp.	378,800	11,345
		74,801
Specialty Retail - 0.7%
Camping World Holdings, Inc. (c)	42,567	1,185
Lowe's Companies, Inc.	31,500	6,141
TJX Companies, Inc.	501,500	36,158
		43,484
TOTAL CONSUMER DISCRETIONARY		389,210
CONSUMER STAPLES - 9.9%
Beverages - 3.4%
Constellation Brands, Inc. Class A (sub. vtg.)	208,900	51,615
Keurig Dr. Pepper, Inc. (c)	2,195,300	85,265
The Coca-Cola Co.	1,214,900	72,712
		209,592
Food & Staples Retailing - 1.9%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	924,000	41,373
Sysco Corp.	70,600	6,111
Walmart, Inc.	463,600	65,984
		113,468
Food Products - 0.8%
Archer Daniels Midland Co.	164,500	15,953
The J.M. Smucker Co.	223,800	33,718
		49,671
Household Products - 1.2%
Reynolds Consumer Products, Inc. (c)	2,398,600	73,253
Tobacco - 2.6%
Altria Group, Inc.	1,438,514	66,560
Philip Morris International, Inc.	391,100	35,923
Swedish Match Co. AB	5,163,300	53,104
		155,587
TOTAL CONSUMER STAPLES		601,571
ENERGY - 9.9%
Energy Equipment & Services - 0.7%
Baker Hughes Co. Class A	1,634,700	45,216
Oil, Gas & Consumable Fuels - 9.2%
ARC Resources Ltd.	4,125,800	58,086
Arch Resources, Inc. (c)	323,800	49,312
Cameco Corp. (c)	439,500	10,425
Canadian Natural Resources Ltd. (c)	1,262,900	75,698
Cool Co. Ltd. (b)	958,100	12,711
Energy Transfer LP	4,661,300	59,525
Enterprise Products Partners LP	2,680,400	67,680
Exxon Mobil Corp.	995,897	110,355
Reliance Industries Ltd. sponsored GDR (a)	604,700	36,917
Sitio Royalties Corp. (c)	856,500	24,290
Viper Energy Partners LP	1,520,322	50,703
		555,702
TOTAL ENERGY		600,918
FINANCIALS - 7.6%
Banks - 2.0%
Bank of America Corp.	966,100	34,818
Wells Fargo & Co.	1,896,893	87,238
		122,056
Capital Markets - 2.2%
BlackRock, Inc. Class A	39,200	25,320
Brookfield Asset Management, Inc. Class A	500,400	19,821
Intercontinental Exchange, Inc.	700,500	66,947
S&P Global, Inc.	72,468	23,280
		135,368
Diversified Financial Services - 0.3%
Apollo Global Management, Inc.	286,500	15,861
Insurance - 3.1%
Arthur J. Gallagher & Co.	364,300	68,153
Brookfield Asset Management Reinsurance Partners Ltd. (c)	2,825	112
Marsh & McLennan Companies, Inc.	267,100	43,134
The Travelers Companies, Inc.	414,800	76,514
		187,913
TOTAL FINANCIALS		461,198
HEALTH CARE - 14.6%
Biotechnology - 0.5%
AbbVie, Inc.	205,500	30,085
Health Care Equipment & Supplies - 1.4%
Baxter International, Inc.	931,400	50,622
Becton, Dickinson & Co.	142,400	33,602
		84,224
Health Care Providers & Services - 7.3%
Cigna Corp.	436,800	141,113
CVS Health Corp.	496,700	47,037
HCA Holdings, Inc.	126,300	27,466
Humana, Inc.	145,300	81,089
UnitedHealth Group, Inc.	261,906	145,397
		442,102
Life Sciences Tools & Services - 1.2%
Danaher Corp.	36,600	9,211
Thermo Fisher Scientific, Inc.	122,600	63,013
		72,224
Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	1,507,600	116,794
Eli Lilly & Co.	149,400	54,096
Perrigo Co. PLC	1,345,500	54,197
Pfizer, Inc.	237,900	11,074
Roche Holding AG (participation certificate)	53,550	17,768
		253,929
TOTAL HEALTH CARE		882,564
INDUSTRIALS - 8.9%
Aerospace & Defense - 2.5%
Airbus Group NV	63,800	6,903
L3Harris Technologies, Inc.	76,200	18,781
Lockheed Martin Corp.	44,300	21,560
Northrop Grumman Corp.	97,700	53,638
The Boeing Co. (b)	371,300	52,914
		153,796
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	78,800	13,220
Commercial Services & Supplies - 0.9%
GFL Environmental, Inc. (c)	1,989,100	53,686
Industrial Conglomerates - 1.3%
General Electric Co.	949,850	73,908
Hitachi Ltd.	144,700	6,578
		80,486
Machinery - 2.5%
Allison Transmission Holdings, Inc.	1,901,402	80,334
Caterpillar, Inc.	41,200	8,918
Deere & Co.	111,600	44,174
Fortive Corp.	133,300	8,518
PACCAR, Inc.	94,900	9,189
		151,133
Marine - 0.2%
2020 Bulkers Ltd. (d)	1,128,200	8,497
Professional Services - 0.5%
Equifax, Inc.	122,300	20,735
Leidos Holdings, Inc.	93,800	9,529
		30,264
Road & Rail - 0.8%
Canadian Pacific Railway Ltd. (c)	417,800	31,122
TFI International, Inc. (Canada)	184,100	16,758
		47,880
TOTAL INDUSTRIALS		538,962
INFORMATION TECHNOLOGY - 18.6%
Electronic Equipment & Components - 0.3%
Jabil, Inc.	247,000	15,870
Vontier Corp.	6,702	128
		15,998
IT Services - 6.8%
Cognizant Technology Solutions Corp. Class A	341,500	21,258
DXC Technology Co. (b)	450,300	12,946
Fidelity National Information Services, Inc.	551,700	45,786
Genpact Ltd.	1,551,200	75,233
Global Payments, Inc.	115,600	13,208
MasterCard, Inc. Class A	195,600	64,192
SS&C Technologies Holdings, Inc.	1,188,500	61,113
Visa, Inc. Class A	583,300	120,836
		414,572
Semiconductors & Semiconductor Equipment - 2.7%
Broadcom, Inc.	83,500	39,255
KLA Corp.	39,800	12,595
Lam Research Corp.	27,100	10,970
Marvell Technology, Inc.	1,299,600	51,568
Microchip Technology, Inc.	82,700	5,106
NVIDIA Corp.	143,000	19,301
NXP Semiconductors NV	84,400	12,329
Universal Display Corp.	111,550	10,622
		161,746
Software - 7.6%
Intuit, Inc.	147,800	63,185
Microsoft Corp.	1,498,400	347,824
Oracle Corp.	617,300	48,193
		459,202
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	375,472	57,575
Samsung Electronics Co. Ltd.	441,230	18,362
		75,937
TOTAL INFORMATION TECHNOLOGY		1,127,455
MATERIALS - 4.1%
Chemicals - 1.2%
CF Industries Holdings, Inc.	257,100	27,319
Valvoline, Inc.	1,624,900	47,707
		75,026
Metals & Mining - 2.4%
Barrick Gold Corp.	769,200	11,561
Freeport-McMoRan, Inc.	1,024,800	32,476
Glencore PLC	10,146,500	58,171
Newmont Corp.	1,037,200	43,894
		146,102
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp.	483,700	27,402
TOTAL MATERIALS		248,530
REAL ESTATE - 4.0%
Equity Real Estate Investment Trusts (REITs) - 4.0%
American Tower Corp.	226,900	47,011
Crown Castle International Corp.	168,000	22,388
CubeSmart	283,200	11,858
Digital Realty Trust, Inc.	279,800	28,050
Four Corners Property Trust, Inc.	1,098,800	28,151
National Retail Properties, Inc.	628,200	26,403
Park Hotels & Resorts, Inc.	484,600	6,339
Prologis (REIT), Inc.	142,900	15,826
Public Storage	71,000	21,992
Simon Property Group, Inc.	297,700	32,443
		240,461
UTILITIES - 6.4%
Electric Utilities - 3.0%
Constellation Energy Corp.	383,876	36,292
Edison International	728,700	43,751
Exelon Corp.	705,830	27,238
FirstEnergy Corp.	987,200	37,227
PG&E Corp. (b)	283,324	4,230
Southern Co.	534,000	34,966
		183,704
Gas Utilities - 0.6%
Brookfield Infrastructure Corp. A Shares	767,700	33,103
Independent Power and Renewable Electricity Producers - 2.0%
NextEra Energy Partners LP	523,500	38,776
The AES Corp.	2,421,400	63,344
Vistra Corp.	894,300	20,542
		122,662
Multi-Utilities - 0.8%
CenterPoint Energy, Inc.	1,252,500	35,834
Dominion Energy, Inc.	184,800	12,930
		48,764
TOTAL UTILITIES		388,233
TOTAL COMMON STOCKS (Cost $5,180,280)		5,767,538

Money Market Funds - 9.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 3.10% (e)	281,897,134	281,954
Fidelity Securities Lending Cash Central Fund 3.10% (e)(f)	283,559,383	283,588
TOTAL MONEY MARKET FUNDS (Cost $565,542)		565,542

TOTAL INVESTMENT IN SECURITIES - 104.6% (Cost $5,745,822)	6,333,080
NET OTHER ASSETS (LIABILITIES) - (4.6)%	(276,379)
NET ASSETS - 100.0%	6,056,701

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $65,867,000 or 1.1% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Affiliated company
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	176,927	502,101	397,074	1,665	-	-	281,954	0.6%
Fidelity Securities Lending Cash Central Fund 3.10%	114,743	550,223	381,378	109	-	-	283,588	0.8%
Total	291,670	1,052,324	778,452	1,774	-	-	565,542

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
2020 Bulkers Ltd.	13,190	-	-	338	-	(4,693)	8,497
Total	13,190	-	-	338	-	(4,693)	8,497

Purchase and Sales proceeds in the table above include the value of securities received or delivered through in-kind transactions, if applicable.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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